Prepayments and other receivables (Tables)	12 Months Ended
Dec. 31, 2019
Prepayments and other receivables
Schedule of prepayments and other receivables

Components of prepayments and other receivables as of December 31, 2018 and 2019 are as follows:

	2018	2019
	RMB	RMB

Prepaid expenses and advances to third parties	98,956	82,415
Deposits	235,662	403,662
VAT and other taxes receivables	596,494	619,484
Interest receivable	64,066	19,068
Loans to third parties	325,057	206,074
Other receivables from third parties	414,209	287,373
Loan recognized as a result of payment under the guarantee	29,060	435,293
Other receivables from disposal of assets	104,357	157,459
Others	176,530	167,246
Less: allowance for impairment of other receivables	(5,092)	(157,350)
	2,039,299	2,220,724